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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700






                                                     November 30, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen Real Estate Securities Fund--
        Post-Effective Amendment No. 16 to the
        Registration Statement on Form N-1A --
        Rule 485(b) Filing (File Nos. 33-77800
        and 811-8480)

Ladies and Gentlemen:

        Van Kampen Real Estate Securities Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

        Pursuant to Rule 485(b)(4), the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

        In connection with the effectiveness of the Registration Statement, the Registrant acknowledges that the disclosure included in the Registration Statement is the responsibility of the Registrant. The Registrant further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement; and that the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Sheldon Winicour at (212) 762-5206.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ---------------------
                                        Charles B. Taylor